Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of earnings per share, basic and diluted
The computation of basic and diluted earnings per common share is as follows (in thousands, except per share amounts):

	THREE MONTHS ENDED
	MARCH 31,
	2013	2012
Net income attributable to Bloomin’ Brands, Inc.	$63,223	$49,999

Basic weighted average common shares outstanding	121,238	106,332

Effect of diluted securities:
Stock options	5,064	591
Unvested restricted stock	205	135
Diluted weighted average common shares outstanding	126,507	107,058

Basic earnings per share	$0.52	$0.47
Diluted earnings per share	$0.50	$0.47

The computation of basic and diluted net income per common share is as follows (in thousands, except per share amounts):

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Net income attributable to Bloomin’ Brands, Inc.	$49,971	$100,005	$52,968

Basic weighted average common shares outstanding	111,999	106,224	105,968

Effect of diluted securities:
Stock options	2,738	399	—
Unvested restricted stock	84	66	—
Diluted weighted average common shares outstanding	114,821	106,689	105,968

Basic net income attributable to Bloomin’ Brands, Inc. per common share	$0.45	$0.94	$0.50
Diluted net income attributable to Bloomin’ Brands, Inc. per common share	$0.44	$0.94	$0.50

Schedule of antidilutive securities excluded from computation of earnings per share
Dilutive securities outstanding not included in the computation of earnings per share because their effect was antidilutive were as follows (in thousands):

	THREE MONTHS ENDED
	MARCH 31,
	2013	2012
Stock options	2,071	550

Dilutive securities outstanding not included in the computation of net income attributable to Bloomin’ Brands, Inc. per common share because their effect was antidilutive were as follows (in thousands):

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Stock options	1,092	550	2,576

Consolidation, less than wholly owned subsidiary, parent ownership interest, effects of changes, net
The following table sets forth the effect of these transactions on stockholders’ equity attributable to Bloomin’ Brands, Inc. (in thousands):

	NET INCOME ATTRIBUTABLE TO BLOOMIN’ BRANDS, INC. AND TRANSFERS TO NONCONTROLLING INTERESTS

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Net income attributable to Bloomin’ Brands, Inc.	$49,971	$100,005	$52,968
Transfers to noncontrolling interests:
Decrease in Bloomin’ Brands, Inc. additional paid-in capital for purchase of
joint venture and limited partnership interests	(39,696)	—	—
Change from net income attributable to Bloomin’ Brands, Inc. and transfers to	$10,275	$100,005	$52,968
noncontrolling interests